Net Loss Per Share (Q2)	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Earnings Per Share [Abstract]
Net Loss Per Share

Note 10 – Net Loss Per Share

All share amounts and number of shares used in the calculation of earnings per share have been adjusted for the 1 for 8 reverse stock split which became effective on July 22, 2019.

Historical net loss per share of common stock is computed using the weighted average number of shares of common stock outstanding. Basic loss per share excludes dilution and is computed by dividing net loss available to common stockholders by the weighted average number of shares of common stock outstanding for the period. Stock options, and warrants are the only potential dilutive share equivalents the Company had outstanding for the periods presented. For the six months ended December 31, 2019 and 2018, stock options, restricted shares and warrants to purchase common stock of approximately 2.0 million shares and approximately 0.4 million shares respectively, were excluded from the computation of diluted earnings per share as their effect would have been anti-dilutive as the Company incurred net losses during those periods.

Note 12 — Net Loss Per Share Data

Historical net loss per share of common stock is computed using the weighted average number of shares of common stock outstanding.  Basic loss per share excludes dilution and is computed by dividing net loss available to common stockholders by the weighted average number of shares of common stock outstanding for the period. Stock options, warrants and unvested restricted stock are the only potential dilutive share equivalents the Company had outstanding for the periods presented. For the years ended June 30, 2019 and 2018, options and warrants to purchase common stock excluded from the computation of diluted earnings per share as their effect would have been anti-dilutive as the Company incurred net losses during those periods.  The total number of shares excluded from diluted earnings per share equivalents amounted to approximately 0.4 million for both the year ended June 30, 2019 and 2018.